CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fixed income securities, available for sale, amortized cost	$ 4,657.4	$ 4,330.0	$ 4,131.3
Fixed income securities, available for sale, allowance for expected credit losses	2.0	2.9	7.7
Fixed income securities, trading, amortized cost	1,280.5	1,527.0	1,576.7
Short term investments available for sale, amortized cost	66.5	93.6	52.4
Short-term investments, trading, amortized cost	3.2	2.1	6.3
Catastrophe bonds, amortized cost	1.0	1.6	5.1
Privately-held investments, available for sale, amortized cost	25.1	14.7	0.0
Privately-held investments, trading at fair value, amortized cost	369.2	494.9	537.7
Unpaid losses recoverable from reinsurers, allowance for expected credit losses	11.5	3.7	3.7
Underwriting premiums receivable, allowance for expected credit losses	24.3	21.0	25.0
Fixed income securities, trading at fair value	1,281.3	1,485.7	1,475.5
Privately-held Investments, trading	341.2	475.0	533.0
Privately-held Investments, available for sale	25.3	14.9	0.0
Other investments, at fair value	204.7	209.3	221.3
Restricted cash	290.0	323.2	232.1
Accrued expenses and other payables	248.4	214.4	201.8
Asset Management Arrangement
Accrued expenses and other payables		2.1	4.5
Related Party
Fixed income securities, trading at fair value	120.9	129.8	0.0
Privately-held Investments, trading	75.4	112.4	44.8
Privately-held Investments, available for sale	0.0	14.9	0.0
Other investments, at fair value	38.5	39.8
Related Party | Asset Management Arrangement
Accrued expenses and other payables	4.0	2.1	4.5
Related Party | Management Consulting Agreement
Accrued expenses and other payables	1.3	1.2	$ 1.3
Related Party | Dividends
Accrued expenses and other payables	$ 20.0	$ 0.0